Consolidated Statements of Operations (OneMain Holdings, Inc) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Provision for finance receivable losses	$ 1,865,362	$ 1,134,518
Operating expenses:
Provision for (benefit from) income taxes	0	0
Net income (loss)	243,000,000	(93,000,000)	$ 589,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	(4,728,869)	(5,698,198)
OneMain Holdings, Inc. [Member]
Interest income:
Finance charges	3,036,000,000	1,870,000,000	1,911,000,000
Finance receivables held for sale originated as held for investment	74,000,000	60,000,000	62,000,000
Total interest income	3,110,000,000	1,930,000,000	1,973,000,000
Interest expense	856,000,000	715,000,000	734,000,000
Net interest income	2,254,000,000	1,215,000,000	1,239,000,000
Provision for finance receivable losses	932,000,000	716,000,000	423,000,000
Net interest income after provision for finance receivable losses	1,322,000,000	499,000,000	816,000,000
Other revenues:
Insurance	449,000,000	211,000,000	166,000,000
Investment	86,000,000	52,000,000	39,000,000
Net loss on repurchases and repayments of debt	(17,000,000)	0	(66,000,000)
Net gain on sale of SpringCastle interests	167,000,000	0	0
Net gain on sales of personal and real estate loans and related trust assets	18,000,000	0	648,000,000
Other	70,000,000	(1,000,000)	(41,000,000)
Total other revenues	773,000,000	262,000,000	746,000,000
Operating expenses:
Salaries and benefits	788,000,000	485,000,000	360,000,000
Acquisition-related transaction and integration expenses	108,000,000	62,000,000	0
Other operating expenses	676,000,000	344,000,000	266,000,000
Insurance policy benefits and claims	167,000,000	96,000,000	75,000,000
Total other expenses	1,739,000,000	987,000,000	701,000,000
Income (loss) before provision for (benefit from) income taxes	356,000,000	(226,000,000)	861,000,000
Provision for (benefit from) income taxes	113,000,000	(133,000,000)	272,000,000
Net income (loss)	243,000,000	(93,000,000)	589,000,000
Net income attributable to non-controlling interests	28,000,000	127,000,000	126,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	$ 215,000,000	$ (220,000,000)	$ 463,000,000
Weighted average number of shares outstanding:
Weighted average number of shares outstanding, basic	134,718,588	127,910,680	114,791,225
Weighted average number of shares outstanding, diluted	135,135,860	127,910,680	115,265,123
Earnings (loss) per share:
Basic	$ 1.60	$ (1.72)	$ 4.03
Diluted	$ 1.59	$ (1.72)	$ 4.02